RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 29, 2021	Feb. 28, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Affiliated Entity | Credit Facility Borrowings | Bank Leumi
Related Party Transaction [Line Items]
Due to related parties		$ 50,000
Agreement term		3 years
Former Parent
Related Party Transaction [Line Items]
Net expenses			$ 4,700	$ 4,800
Allocation of management costs and corporate support services					$ 97,265
Dividends declared	$ 35,000